Supplemental disclosure of cash flow information (Tables)	12 Months Ended
Dec. 31, 2022
Supplemental disclosure of cash flow information
Summary of supplemental disclosure of cash flow information
2022 2021
$ $
Accounts receivable (985,015) (12,372,139)
Costs and profits in excess of billings on uncompleted

contracts
3,871,413 (3,849,077)
Inventory (988,821) (839,352)
Investment tax credits receivable (19,891) 1,015,862
Royalties receivable (30,842) (65,845)
Deposits 2,277,136 145,379
Contract assets (562,809) —
Prepaid expenses (53,942) 39,111
Accounts payable and accrued liabilities 346,003 1,953,208
Billings in excess of costs and profits on uncompleted contracts 270,762 1,485,969
Income taxes 267,414 (99,072)
4,391,408 (12,585,956)